Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000159220
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class A Shares
Trading Symbol	DPFAX
Additional Information Phone Number	1-888-868-9501
Additional Information Website	https://www.deerparkfund.com/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$80	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.58%	[1]
AssetsNet	$ 94,456,151
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 322,267
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,456,151
Number of Portfolio Holdings	267
Advisory Fee (net of waivers)	$322,267
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Non-Agency Asset Backed Securities	93.7%
Money Market Funds	3.5%
Agency Asset Backed Securities	2.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	3.5%
CMBS	23.3%
CMO	28.6%
ABS	44.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 4.7230%, 12/25/35	3.2%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 6.7930%, 12/25/37	3.1%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 0.7870%, 11/15/27	3.0%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.2930%, 04/25/37	2.8%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 4.7680%, 10/25/35	2.6%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.9380%, 03/15/49	2.6%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.6%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.2130%, 12/25/46	2.4%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 4.7680%, 04/25/36	2.4%
Bear Stearns Mortgage Funding Trust 2007-AR1, Series 2007-AR1, Class 1A2, 4.0030%, 01/25/37	2.3%

C000159221
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class C Shares
Trading Symbol	DPFCX
Additional Information Phone Number	1-888-868-9501
Additional Information Website	https://www.deerparkfund.com/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$117	2.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.33%	[2]
AssetsNet	$ 94,456,151
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 322,267
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,456,151
Number of Portfolio Holdings	267
Advisory Fee (net of waivers)	$322,267
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Non-Agency Asset Backed Securities	93.7%
Money Market Funds	3.5%
Agency Asset Backed Securities	2.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	3.5%
CMBS	23.3%
CMO	28.6%
ABS	44.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 4.7230%, 12/25/35	3.2%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 6.7930%, 12/25/37	3.1%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 0.7870%, 11/15/27	3.0%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.2930%, 04/25/37	2.8%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 4.7680%, 10/25/35	2.6%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.9380%, 03/15/49	2.6%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.6%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.2130%, 12/25/46	2.4%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 4.7680%, 04/25/36	2.4%
Bear Stearns Mortgage Funding Trust 2007-AR1, Series 2007-AR1, Class 1A2, 4.0030%, 01/25/37	2.3%

C000159222
Shareholder Report [Line Items]
Fund Name	Deer Park Total Return Credit Fund
Class Name	Class I Shares
Trading Symbol	DPFNX
Additional Information Phone Number	1-888-868-9501
Additional Information Website	https://www.deerparkfund.com/reports.html
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$67	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.33%	[3]
AssetsNet	$ 94,456,151
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 322,267
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$94,456,151
Number of Portfolio Holdings	267
Advisory Fee (net of waivers)	$322,267
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Non-Agency Asset Backed Securities	93.7%
Money Market Funds	3.5%
Agency Asset Backed Securities	2.8%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	3.5%
CMBS	23.3%
CMO	28.6%
ABS	44.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 4.7230%, 12/25/35	3.2%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 6.7930%, 12/25/37	3.1%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 0.7870%, 11/15/27	3.0%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.2930%, 04/25/37	2.8%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 4.7680%, 10/25/35	2.6%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.9380%, 03/15/49	2.6%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.6%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.2130%, 12/25/46	2.4%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 4.7680%, 04/25/36	2.4%
Bear Stearns Mortgage Funding Trust 2007-AR1, Series 2007-AR1, Class 1A2, 4.0030%, 01/25/37	2.3%

[1]	Annualized
[2]	Annualized
[3]	Annualized